Schedule Of Appropriations To Statutory Reserves (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Appropriations to statutory reserves	¥ 11,787	¥ 1,813	¥ 1,113